Derivative Financial Instruments and Fair Value Measurements (Details) - Schedule of derivatives fair values in the condensed consolidated balance sheets - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Derivatives designated as economic hedges:
Derivative assets (liabilities)	$ 1,397	$ (992)
Current portion of swaption [Member]
Derivatives designated as economic hedges:
Derivative assets (liabilities)	$ 246
Location of Fair Value Recognized in Balance Sheet	Derivative financial assets, current portion
Current portion of interest swaps [Member]
Derivatives designated as economic hedges:
Derivative assets (liabilities)	$ (38)	(992)
Location of Fair Value Recognized in Balance Sheet	Derivative financial liability, current portion
Current portion of the interest rate swaps [Member]
Derivatives designated as economic hedges:
Derivative assets (liabilities)	$ 1,189
Location of Fair Value Recognized in Balance Sheet	Derivative financial assets, current portion